Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivatives
Schedule of derivative financial instruments

The following table summarizes the company’s derivative financial instruments:

	December 31, 2024				December 31, 2023
	Notional		Fair value		Notional		Fair value
	amount	Cost	Assets	Liabilities	amount	Cost	Assets	Liabilities
Equity derivative contracts	4,156.1	140.5	1,121.2	0.4	4,101.7	149.1	595.7	32.5
Foreign currency derivative contracts	—	3.1	204.2	134.3	—	—	65.0	158.8
Other derivative contracts	—	137.3	249.4	222.2	—	254.2	311.8	253.6
Total			1,574.8	356.9			972.5	444.9